ACCRUED EXPENSES AND OTHER LIABILITIES	9 Months Ended
Sep. 30, 2015
ACCRUED EXPENSES AND OTHER LIABILITIES [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES
11.	ACCRUED EXPENSES AND OTHER LIABILITIES

Accrued expenses and other liabilities consist of the following:

	As of
	December 31, 2014	September 30, 2015
	(Audited)	(Unaudited)
	US$	US$

Payroll and welfare benefit	22,404	27,533
Other tax and surcharge payable	45,705	47,052
Accrued unrecognized tax benefits and related interest and penalties	75,483	112,652
Amounts payable to employees	2,391	1,051
Amounts payable to sales and marketing agents	61,463	78,374
Refundable rental deposits	1,221	3,628
Accrued rental expenses	759	969
Amounts due to foremen and suppliers of decoration services	-	15,482
Amounts due to Tianxiajin investors	-	9,884
Down payments collected on behalf of secondary home sellers	-	6,027
Others	12,475	15,466

	221,901	318,118

Other taxes and surcharges payable consists of BT, VAT, cultural construction fees ("CCF"), city construction tax ("CCT") and withholding individual income taxes ("IIT").

Amounts payable to employees represent cash collections from the designated broker upon the sale of exercised employee options on behalf of the employees.

The amounts due to foremen and suppliers of decoration services consist of service fees to the foremen and decoration materials cost to suppliers. Commencing in 2015, the Company began providing online decoration services through its decoration services channel.

Down payments collected on behalf of secondary home sellers represent the down payment received from secondary home buyers and the Company should transfer the down payments to secondary home sellers when the transaction negotiation and documentation are completed. Commencing in January 2015, the Company began to provide real estate brokerage services and acts as an intermediary between sellers and buyers of secondary properties.

Refundable rental deposits were liabilities assumed from the acquisition of a property, consisting of offices, retail space and a hotel, from China BaoAn Group Co., Ltd, representing rental deposits received from the lessees of the BaoAn properties at the time of entering into the lease arrangements for offices and retail space.. The rental deposits are refundable at the end of lease terms.